Bank borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bank borrowings
Bank borrowings	$ 1,933	$ 1,965
Discontinued operations
Bank borrowings
Bank borrowings		36,441
Continuing and discontinued operations
Bank borrowings
Bank borrowings	1,933	38,406
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings		1,254
1-year revolving loan denominated in RMB | Discontinued operations
Bank borrowings
Bank borrowings		9,198
1-year revolving loan denominated in RMB | Continuing and discontinued operations
Bank borrowings
Bank borrowings		10,452
Half-year revolving loans denominated in RMB | Discontinued operations
Bank borrowings
Bank borrowings		15,956
Half-year revolving loans denominated in RMB | Continuing and discontinued operations
Bank borrowings
Bank borrowings		15,956
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings		14
Revolving service trade loan denominated in HK$ | Continuing and discontinued operations
Bank borrowings
Bank borrowings		14
3-month revolving loan denominated in RMB | Discontinued operations
Bank borrowings
Bank borrowings		11,148
3-month revolving loan denominated in RMB | Continuing and discontinued operations
Bank borrowings
Bank borrowings		11,148
1-year term loans denominated in RMB
Bank borrowings
Bank borrowings	$ 1,933	697
1-year term loans denominated in RMB | Discontinued operations
Bank borrowings
Bank borrowings		139
1-year term loans denominated in RMB | Continuing and discontinued operations
Bank borrowings
Bank borrowings		$ 836